Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease
Summary of leases information
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Right-of-use asset
Office building	-	193
Total	-	193

Lease liability
Current	-	330
Total	-	330

Summary of carrying amount of right-of-use assets
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening carrying amount	-	-
Addition		443
Amortization		(250)
Closing carrying amount		193

Summary of carrying amount of lease liabilities
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	-	-
Addition	-	443
Lease payments	-	(130)
Accretion of interest	-	17
Closing balance	-	330

Summary of statements of operations and other comprehensive loss
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Amortization of right-of-use asset	-	250
Interest expense	-	17

Summary of weighted-average remaining lease term and the weighted-average discount rate of leases
	As of December 31,
	2023	2024
Weighted-average remaining lease term	-	0.83 year
Weighted-average discount rate	-	4.75%

Summary of maturity of lease liability
12 months ending December 31,
2025	334
Total lease payments	334
Less: imputed interest	(4)
Total lease liability	330